Portfolio of Investments
Columbia Large Cap Value Fund, February 28, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 96.9%
Issuer	Shares	Value ($)
Communication Services 4.9%
Diversified Telecommunication Services 1.2%
AT&T, Inc.	1,345,500	31,874,895
Media 2.3%
Comcast Corp., Class A	1,332,500	62,307,700
Wireless Telecommunication Services 1.4%
T-Mobile USA, Inc.(a)	313,800	38,663,298
Total Communication Services		132,845,893
Consumer Discretionary 5.8%
Hotels, Restaurants & Leisure 2.2%
Darden Restaurants, Inc.	212,300	30,830,206
Las Vegas Sands Corp.(a)	688,600	29,513,396
Total		60,343,602
Household Durables 0.9%
Toll Brothers, Inc.	466,300	25,301,438
Specialty Retail 1.6%
Gap, Inc. (The)	1,650,180	24,010,119
Home Depot, Inc. (The)	63,750	20,134,163
Total		44,144,282
Textiles, Apparel & Luxury Goods 1.1%
Levi Strauss & Co., Class A	1,274,316	28,863,257
Total Consumer Discretionary		158,652,579
Consumer Staples 7.5%
Beverages 1.6%
Coca-Cola Co. (The)	680,500	42,354,320
Food & Staples Retailing 1.8%
Walmart, Inc.	363,113	49,078,353
Household Products 2.2%
Procter & Gamble Co. (The)	387,400	60,391,786
Tobacco 1.9%
Philip Morris International, Inc.	497,500	50,282,325
Total Consumer Staples		202,106,784
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 7.3%
Oil, Gas & Consumable Fuels 7.3%
Chevron Corp.	263,900	38,001,600
ConocoPhillips Co.	633,800	60,122,268
EOG Resources, Inc.	509,000	58,494,280
Valero Energy Corp.	507,600	42,389,676
Total		199,007,824
Total Energy		199,007,824
Financials 19.3%
Banks 9.7%
Bank of America Corp.	1,989,443	87,933,381
JPMorgan Chase & Co.	590,400	83,718,720
PNC Financial Services Group, Inc. (The)	224,001	44,632,199
Truist Financial Corp.	746,500	46,447,230
Total		262,731,530
Capital Markets 4.7%
Bank of New York Mellon Corp. (The)	764,600	40,638,490
Intercontinental Exchange, Inc.	289,500	37,090,740
Morgan Stanley	558,800	50,705,512
Total		128,434,742
Diversified Financial Services 2.3%
Berkshire Hathaway, Inc., Class B(a)	196,238	63,080,705
Insurance 2.6%
Chubb Ltd.	224,800	45,778,272
Marsh & McLennan Companies, Inc.	149,300	23,202,713
Total		68,980,985
Total Financials		523,227,962
Health Care 18.6%
Biotechnology 2.2%
BioMarin Pharmaceutical, Inc.(a)	123,500	9,647,820
Vertex Pharmaceuticals, Inc.(a)	221,400	50,926,428
Total		60,574,248
Health Care Equipment & Supplies 3.1%
Becton Dickinson and Co.	137,300	37,246,744
Medtronic PLC	444,900	46,710,051
Total		83,956,795
Columbia Large Cap Value Fund | Third Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia Large Cap Value Fund, February 28, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Providers & Services 5.4%
Anthem, Inc.	98,600	44,552,410
Cigna Corp.	233,100	55,426,518
CVS Health Corp.	457,066	47,374,891
Total		147,353,819
Life Sciences Tools & Services 0.9%
Syneos Health, Inc.(a)	295,200	23,379,840
Pharmaceuticals 7.0%
Bristol-Myers Squibb Co.	807,300	55,437,291
Johnson & Johnson	511,900	84,243,383
Merck & Co., Inc.	658,000	50,389,640
Total		190,070,314
Total Health Care		505,335,016
Industrials 10.2%
Aerospace & Defense 1.3%
Northrop Grumman Corp.	82,000	36,255,480
Air Freight & Logistics 1.3%
FedEx Corp.	162,045	36,017,742
Airlines 1.0%
Alaska Air Group, Inc.(a)	476,600	26,756,324
Building Products 0.9%
Trane Technologies PLC	156,400	24,074,652
Electrical Equipment 1.2%
Eaton Corp. PLC	217,452	33,550,669
Machinery 3.3%
AGCO Corp.	306,000	36,768,960
Ingersoll Rand, Inc.	421,763	21,307,467
Stanley Black & Decker, Inc.	190,400	30,978,080
Total		89,054,507
Road & Rail 1.2%
Norfolk Southern Corp.	124,940	32,049,609
Total Industrials		277,758,983
Information Technology 10.7%
Communications Equipment 2.1%
Cisco Systems, Inc.	998,500	55,686,345
IT Services 0.9%
MasterCard, Inc., Class A	70,800	25,546,056
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 3.8%
Broadcom, Inc.	52,837	31,038,567
GlobalFoundries, Inc.(a)	625,000	37,987,500
Lam Research Corp.	62,000	34,803,700
Total		103,829,767
Software 2.0%
Aspen Technology, Inc.(a)	181,300	27,631,933
Microsoft Corp.	92,100	27,518,559
Total		55,150,492
Technology Hardware, Storage & Peripherals 1.9%
Apple, Inc.	153,700	25,378,944
Western Digital Corp.(a)	503,000	25,622,820
Total		51,001,764
Total Information Technology		291,214,424
Materials 5.1%
Chemicals 3.5%
Eastman Chemical Co.	335,400	39,734,838
FMC Corp.	246,300	28,878,675
Linde PLC	94,900	27,828,476
Total		96,441,989
Metals & Mining 1.6%
Freeport-McMoRan, Inc.	908,862	42,671,071
Total Materials		139,113,060
Real Estate 3.8%
Equity Real Estate Investment Trusts (REITS) 3.8%
American Tower Corp.	152,916	34,692,053
Duke Realty Corp.	608,971	32,275,463
Welltower, Inc.	421,386	35,097,240
Total		102,064,756
Total Real Estate		102,064,756
Utilities 3.7%
Electric Utilities 1.2%
Xcel Energy, Inc.	480,508	32,352,603

2	Columbia Large Cap Value Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Large Cap Value Fund, February 28, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Multi-Utilities 2.5%
Ameren Corp.	376,081	32,324,162
DTE Energy Co.	283,600	34,482,924
Total		66,807,086
Total Utilities		99,159,689
Total Common Stocks (Cost $1,730,820,721)		2,630,486,970

Convertible Bonds 1.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 1.0%
DISH Network Corp.(b)
12/15/2025	0.000%	27,961,000	27,348,654
Consumer Cyclical Services 0.8%
Lyft, Inc.
05/15/2025	1.500%	16,996,000	21,295,988
Total Convertible Bonds (Cost $44,592,426)			48,644,642
Money Market Funds 1.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.168%(c),(d)	25,989,039	25,981,242
Total Money Market Funds (Cost $25,981,593)		25,981,242
Total Investments in Securities (Cost: $1,801,394,740)		2,705,112,854
Other Assets & Liabilities, Net		9,489,185
Net Assets		2,714,602,039

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Zero coupon bond.
(c)	The rate shown is the seven-day current annualized yield at February 28, 2022.
(d)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended February 28, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.168%
	31,165,992	219,374,354	(224,558,753)	(351)	25,981,242	(6,064)	18,300	25,989,039
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Large Cap Value Fund | Third Quarter Report 2022	3

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT138_05_M01_(04/22)